Schedule of change in the fair value of the warrant liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	$ (330,873)		$ (635,439)		$ (5,489,801)	$ (6,359,058)	$ (6,668,954)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	992,620	$ 661,747		661,747	7,098,366		7,098,366
Change in fair value	(330,873)	330,873				(6,359,058)	(6,668,954)
Warrant liabilities at end of period	661,747	992,620		661,747		7,098,366	661,747
Issuance of private warrants							232,335
Fair Value, Inputs, Level 3 [Member] | IPO [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of private warrants						13,077,894
Fair Value, Inputs, Level 3 [Member] | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of private warrants						379,530
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	619,560	413,040		413,040	4,749,960		4,749,960
Change in fair value	(206,520)	206,520				(4,440,180)	(4,336,920)
Warrant liabilities at end of period	413,040	619,560		413,040		4,749,960	413,040
Issuance of private warrants
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member] | IPO [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of private warrants						8,900,000
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member] | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of private warrants						290,140
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	373,060	248,707		248,707	$ 2,348,406		2,348,406
Change in fair value	(124,353)	124,353				(1,918,878)	(2,332,034)
Warrant liabilities at end of period	$ 248,707	$ 373,060		$ 248,707		2,348,406	248,707
Issuance of private warrants							$ 232,335
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member] | IPO [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of private warrants						4,177,894
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member] | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of private warrants						$ 89,390